SUPPLEMENT to PROSPECTUSES and
STATEMENTS of ADDITIONAL INFORMATION ("SAI")
Dated February 1, 2007

Integrity Managed Portfolios                                                 The Integrity Funds
    Kansas Municipal Fund                                                                       Integrity Small Cap Growth Fund
    Kansas Insured Intermediate Fund                                                     Integrity Health Sciences Fund
    Maine Municipal Fund                                                                         Integrity Technology Fund
    Nebraska Municipal Fund                                                                    Integrity Growth & Income Fund
    New Hampshire Municipal Fund                                                          Integrity All Season Fund
    Oklahoma Municipal Fund                                                                   Integrity High Income Fund
Prospectus and SAI dated November 30, 200                                         Integrity Value Fund
                                                                                                                    Prospectus and SAI dated May 1, 2006
Montana Tax-Free Fund, Inc.
ND Tax-Free Fund, Inc.                                                                       Integrity Fund of Funds, Inc.
Prospectus and SAI dated May 1, 2006                                                   Prospectus and SAI dated May 1, 2006

All of the foregoing are collectively referred to as the "Funds."

I.      Effective February 1, 2007, Interested Director/Trustee Robert Walstad retired as Chief Executive Officer of Integrity Mutual Funds, Inc. which includes his positions as President of Integrity Money Management, Inc., and Integrity Fund Services, Inc.  Each reference to Mr. Robert Walstad in the aforementioned positions in the SAI and Prospectus is hereby removed.  Mark R. Anderson will succeed Mr. Walstad in each of these positions.  Mr. Walstad will remain as Director/Trustee and Officer of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE